COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 1,453	9,051
2014	1,192	7,426
2015	1,136	7,075
2016	989	6,160
2017	957	5,965
Thereafter	6,641	41,373
Total future lease payments	12,368	77,050
Unrecognized tax benefits	797	4,963	4,963
Capital commitment for construction in progress	$ 3,389	21,113